Derivatives - Interest Rate Swaps-Additional Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Notional amount outstanding	$ 968,135		$ 1,030,642
Interest Rate Fair Value Hedge Derivative at Fair Value Net	49,436		55,422
Realized ineffectiveness of interest rate swaps	$ 60	$ 121
Swaps breakage cost		$ 10,192
Maturity of interest rate swaps qualifying for cash flow hedge	The maturity of these interest rate swaps range between June 2018 and January 2021.
Accumulated Other Comprehensive Loss to settlements on interest rate swaps	$ 27,181
Notional amount outstanding	212,486		217,533
Interest Rate Derivative Instruments Not Designated As Hedging Instruments Liability At Fair Value	$ 16,149		$ 18,509
Maturity of interest rate swaps that do not qualify for cash flow hedge	The maturity of these interest rate swaps range between February 2017 and August 2020.